Segment information and revenue analysis	12 Months Ended
Dec. 31, 2025
Segment Information And Revenue Analysis
Segment information and revenue analysis

Note 16 – Segment information and revenue analysis

The Company follows ASC 280, Segment Reporting, which requires that companies disclose segment data based on how management makes decisions about allocating resources to each segment and evaluating their performances. The Company has one reporting segment. The Company’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company and hence the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are substantially all located in the PRC and all of the Company’s revenues are derived from the PRC and Hong Kong.

Disaggregated information of revenues from discontinued operations by business lines are as follows:

	For the year ended December 31,
	2025	2024	2023

Standard cloud-based services	$—	$—	$879,873
BPO services	—	—	1,092,397
Business integration services	—	—	422,605
Other revenues	—	—	194,948
Total revenues	$—	$—	$2,589,823

Disaggregated information of revenues from continuing operations by business lines are as follows:

	For the year ended December 31,
	2025	2024	2023

Business integration services	$—	$20,000	$280,000
Digital advertising and marketing campaign services	8,706,740	1,417,848	—
Total revenues	$8,706,740	$1,437,848	$280,000

Disaggregated information of revenues by geography are as follows:

	For the year ended December 31,
	2025	2024	2023

Mainland China	$8,706,740	$1,417,848	$2,589,823
Outside Mainland China	—	20,000	280,000
Total revenues	$8,706,740	$1,437,848	$2,869,823